Personnel expenses (Details 4) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Final Balance
Number of Units	R$ 1,117,011	R$ 1,986,258	R$ 12,663,604
Cancelled options (SOP - 2013)
Final Balance
Number of Units		(1,346,779)
Exercise Price in Reais		R$ 17.92
Year Granted		2013
Employees		Executives
Date of Commencement of Exercise Period		06/30/16
Expiration Date of Exercise Period		06/30/18
Exercised options (SOP - 2013)
Final Balance
Number of Units	(869,247)	R$ (6,377,786)
Exercise Price in Reais	R$ 12.84	R$ 17.92
Year Granted	2013	2013
Employees	Executives	Executives
Date of Commencement of Exercise Period	06/30/16	06/30/16
Expiration Date of Exercise Period	06/30/18	06/30/18
Granted options (SOP - 2013)
Final Balance
Number of Units		R$ 220,606
Exercise Price in Reais		R$ 14.31
Year Granted		2013
Employees		Executives
Date of Commencement of Exercise Period		06/30/16
Expiration Date of Exercise Period		06/30/18
Cancelled options (PSP - 2013)
Final Balance
Number of Units		R$ (298,446)
Exercise Price in Reais		R$ 12.72
Year Granted		2013
Employees		Executives
Date of Commencement of Exercise Period		08/13/13
Expiration Date of Exercise Period		06/30/16
Granted options (PSP - 2013)
Final Balance
Number of Units		R$ (2,147,515)
Exercise Price in Reais		R$ 0
Year Granted		2013
Employees		Executives
Date of Commencement of Exercise Period		08/13/13
Expiration Date of Exercise Period		06/30/16
Cancelled options (SOP - 2014)
Final Balance
Number of Units		R$ (34,196)
Exercise Price in Reais		R$ 12.84
Year Granted		2011
Employees		Executives
Date of Commencement of Exercise Period		06/30/14
Expiration Date of Exercise Period		06/30/16
Exercised options (SOP - 2014)
Final Balance
Number of Units		R$ (693,230)
Exercise Price in Reais		R$ 0
Year Granted		2011
Employees		Executives
Date of Commencement of Exercise Period		06/30/14
Expiration Date of Exercise Period		06/30/16